Consolidated Statement of Equity (Deficit) (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Paid-in Capital [Member]	Treasury Stock [Member]	Notes Receivable From Parent [Member]	Accumulated Other Comprehensive Income [Member]		Accumulated Deficit [Member]	Total Momentive Specialty Chemicals Inc. Deficit [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2009	$ (2,049)	$ 1	$ 485	$ (296)	$ (24)	$ 99	[1]	$ (2,328)	$ (2,063)	$ 14
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	214	0	0	0	0	0		214	214	0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		0	0	0	0	(11)		0	(11)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest										(1)
Other comprehensive loss	(12)
Push-down of income recovered by shareholder	(163)	0	(163)	0	0	0		0	(163)	0
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	(11)	0	0	0	0	0		(1)	(1)	(10)
Stock-based compensation expense	2	0	2	0	0	0		0	2	0
Balance at Dec. 31, 2010	(2,019)	1	324	(296)	(24)	88	[1]	(2,115)	(2,022)	3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	118	0	0	0	0	0		118	118	0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		0	0	0	0	(71)		0	(71)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest										0
Other comprehensive loss	(71)
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	(2)	0	0	0	0	0		0	0	(2)
Push-down of income recovered by shareholder	0
Stock-based compensation expense	7	0	7	0	0	0		0	7	0
Non-cash captial contribution from parent	204	0	204	0	0	0		0	204	0
Dividends, Common Stock, Cash	(2)	0	(2)	0	0	0		0	(2)	0
Balance at Dec. 31, 2011	(1,765)	1	533	(296)	(24)	17	[1]	(1,997)	(1,766)	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	324	0	0	0	0	0		324	324	0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		0	0	0	0	(94)		0	(94)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest										(1)
Other comprehensive loss	(95)
Push-down of income recovered by shareholder	0
Stock-based compensation expense	4	0	4	0	0	0		0	4	0
Non-cash captial contribution from parent	218	0	218	0	0	0		0	218	0
Distribution declared to parent ($0.02 per share)		0	(3)	0		0		0		0
Dividends, Common Stock, Cash	(3)				0				(3)
Balance at Dec. 31, 2012	$ (1,317)	$ 1	$ 752	$ (296)	$ (24)	$ (77)	[1]	$ (1,673)	$ (1,317)	$ 0

[1]	Accumulated other comprehensive loss at December 31, 2012 represents $143 of net foreign currency translation gains, net of tax, $1 of net deferred losses on cash flow hedges and a $219 unrealized loss, net of tax, related to net actuarial losses and prior service costs for the Company’s defined benefit pension and postretirement benefit plans (See Note 12). Accumulated other comprehensive income at December 31, 2011 represents $130 of net foreign currency translation gains, net of tax, $1 of net deferred losses on cash flow hedges and a $112 unrealized loss, net of tax, related to net actuarial losses and prior service costs for the Company’s defined benefit pension and postretirement benefit plans (See Note 12). Accumulated other comprehensive income at December 31, 2010 represents $173 of net foreign currency translation gains, net of tax, $2 of net deferred losses on cash flow hedges and an $83 unrealized loss, net of tax, related to net actuarial losses and prior service costs for the Company’s defined benefit pension and postretirement plans (see Note 12).